Other Current Assets (Details) - USD ($) $ in Millions	Jun. 30, 2022	Dec. 31, 2021
Other Current Assets [Abstract]
VAT and other tax receivable	$ 9.6	$ 8.0
Client rechargeables	7.0	2.6
Deferred financing fee	0.4	0.9
Right of use lease asset, current	0.2	0.2
Other receivables	4.2	5.2
Total	$ 21.4	$ 16.9